Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	COHEN & STEERS GLOBAL INFRASTRUCTURE FUND INC
Entity Central Index Key	0001276070
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class A
Trading Symbol	CSUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$63	1.21%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 8.33% total return in the six months ended June 30, 2025, compared with the Linked Index,[1] which returned 9.30%, and the MSCI World Index - net, which returned 9.47%.

Security selection in the gas distribution sector contributed to relative performance compared with the Linked Index.[1] The timing of our investments in Sempra Energy was beneficial as the stock sold off sharply along with California electric utilities on wildfire news before partially recovering. Also, the portfolio was overweight Italgas, which outperformed amid favorable regulatory developments. Security selection in the communications sector further aided relative returns. An overweight position in satellite company SES benefited from increased demand for connectivity services and favorable spectrum allocations. Security selection in the marine ports sector further contributed to relative performance, benefiting from an overweight investment in Santos Brasil, which performed well, largely driven by currency appreciation, as Brazil was seen as a beneficiary of President Trump's trade war.

Security selection in the railways sector detracted from relative performance. The portfolio's overweight allocations to CSX Corporation and Canadian National Railway underperformed due to declining intermodal volumes and competitive pressures. Security selection in airports also detracted from relative returns, including an overweight position in Airports of Thailand, which struggled amid reduced passenger volumes. The position in the stock was subsequently eliminated. An underweight allocation and security selection within electric utilities additionally detracted, largely driven by an overweight investment in California-based PG&E, which underperformed due to environmental compliance costs and wildfire-related liabilities.

Top contributors	Top detractors
Gas Distribution	Railways
Communications	Airports
Marine Ports	Electric

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
With sales charge[2]	10.91%	7.39%	6.08%
Without sales charge	16.13%	8.38%	6.57%
Linked Index[1]	17.03%	8.15%	6.80%
MSCI World Index - net	16.26%	14.55%	10.66%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 924,276,734
Holdings Count | shares	62
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$924,276,734
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate[3]	43%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.8%
Williams Cos., Inc.	4.1%
Entergy Corp.	4.0%
Union Pacific Corp.	4.0%
CSX Corp.	3.4%
American Tower Corp.	3.3%
Ameren Corp.	3.1%
National Grid PLC	3.1%
Evergy, Inc.	2.7%

Sector diversification[4,6]	(%)
Electric	43.5%
Midstream	12.9%
Railways	11.3%
Communications	7.5%
Gas Distribution	7.4%
Airports	6.6%
Marine Ports	3.5%
Toll Roads	3.1%
Environmental Services	2.3%
Other (includes short-term investments)	1.9%

Country diversification[4,6]	(%)
United States	57.6%
Canada	9.3%
Australia	3.5%
Japan	3.4%
United Kingdom	3.1%
India	2.6%
Mexico	2.5%
Italy	2.5%
Spain	2.3%
Other (includes short-term investments)	13.2%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.8%
Williams Cos., Inc.	4.1%
Entergy Corp.	4.0%
Union Pacific Corp.	4.0%
CSX Corp.	3.4%
American Tower Corp.	3.3%
Ameren Corp.	3.1%
National Grid PLC	3.1%
Evergy, Inc.	2.7%

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class C
Trading Symbol	CSUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$96	1.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 7.95% total return in the six months ended June 30, 2025, compared with the Linked Index,[1] which returned 9.30%, and the MSCI World Index - net, which returned 9.47%.

Security selection in the gas distribution sector contributed to relative performance compared with the Linked Index.[1] The timing of our investments in Sempra Energy was beneficial as the stock sold off sharply along with California electric utilities on wildfire news before partially recovering. Also, the portfolio was overweight Italgas, which outperformed amid favorable regulatory developments. Security selection in the communications sector further aided relative returns. An overweight position in satellite company SES benefited from increased demand for connectivity services and favorable spectrum allocations. Security selection in the marine ports sector further contributed to relative performance, benefiting from an overweight investment in Santos Brasil, which performed well, largely driven by currency appreciation, as Brazil was seen as a beneficiary of President Trump's trade war.

Security selection in the railways sector detracted from relative performance. The portfolio's overweight allocations to CSX Corporation and Canadian National Railway underperformed due to declining intermodal volumes and competitive pressures. Security selection in airports also detracted from relative returns, including an overweight position in Airports of Thailand, which struggled amid reduced passenger volumes. The position in the stock was subsequently eliminated. An underweight allocation and security selection within electric utilities additionally detracted, largely driven by an overweight investment in California-based PG&E, which underperformed due to environmental compliance costs and wildfire-related liabilities.

Top contributors	Top detractors
Gas Distribution	Railways
Communications	Airports
Marine Ports	Electric

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
With sales charge	14.37%[2]	7.67%	5.87%
Without sales charge	15.37%	7.67%	5.87%
Linked Index[1]	17.03%	8.15%	6.80%
MSCI World Index - net	16.26%	14.55%	10.66%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 924,276,734
Holdings Count | shares	62
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$924,276,734
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate[3]	43%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.8%
Williams Cos., Inc.	4.1%
Entergy Corp.	4.0%
Union Pacific Corp.	4.0%
CSX Corp.	3.4%
American Tower Corp.	3.3%
Ameren Corp.	3.1%
National Grid PLC	3.1%
Evergy, Inc.	2.7%

Sector diversification[4,6]	(%)
Electric	43.5%
Midstream	12.9%
Railways	11.3%
Communications	7.5%
Gas Distribution	7.4%
Airports	6.6%
Marine Ports	3.5%
Toll Roads	3.1%
Environmental Services	2.3%
Other (includes short-term investments)	1.9%

Country diversification[4,6]	(%)
United States	57.6%
Canada	9.3%
Australia	3.5%
Japan	3.4%
United Kingdom	3.1%
India	2.6%
Mexico	2.5%
Italy	2.5%
Spain	2.3%
Other (includes short-term investments)	13.2%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.8%
Williams Cos., Inc.	4.1%
Entergy Corp.	4.0%
Union Pacific Corp.	4.0%
CSX Corp.	3.4%
American Tower Corp.	3.3%
Ameren Corp.	3.1%
National Grid PLC	3.1%
Evergy, Inc.	2.7%

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class I
Trading Symbol	CSUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 8.53% total return in the six months ended June 30, 2025, compared with the Linked Index,[1] which returned 9.30%, and the MSCI World Index - net, which returned 9.47%.

Security selection in the gas distribution sector contributed to relative performance compared with the Linked Index.[1] The timing of our investments in Sempra Energy was beneficial as the stock sold off sharply along with California electric utilities on wildfire news before partially recovering. Also, the portfolio was overweight Italgas, which outperformed amid favorable regulatory developments. Security selection in the communications sector further aided relative returns. An overweight position in satellite company SES benefited from increased demand for connectivity services and favorable spectrum allocations. Security selection in the marine ports sector further contributed to relative performance, benefiting from an overweight investment in Santos Brasil, which performed well, largely driven by currency appreciation, as Brazil was seen as a beneficiary of President Trump's trade war.

Security selection in the railways sector detracted from relative performance. The portfolio's overweight allocations to CSX Corporation and Canadian National Railway underperformed due to declining intermodal volumes and competitive pressures. Security selection in airports also detracted from relative returns, including an overweight position in Airports of Thailand, which struggled amid reduced passenger volumes. The position in the stock was subsequently eliminated. An underweight allocation and security selection within electric utilities additionally detracted, largely driven by an overweight investment in California-based PG&E, which underperformed due to environmental compliance costs and wildfire-related liabilities.

Top contributors	Top detractors
Gas Distribution	Railways
Communications	Airports
Marine Ports	Electric

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2025)
	1 Year	5 Years	10 Years
Class I2	16.57%	8.77%	6.93%
Linked Index[1]	17.03%	8.15%	6.80%
MSCI World Index - net	16.26%	14.55%	10.66%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 924,276,734
Holdings Count | shares	62
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$924,276,734
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate[3]	43%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.8%
Williams Cos., Inc.	4.1%
Entergy Corp.	4.0%
Union Pacific Corp.	4.0%
CSX Corp.	3.4%
American Tower Corp.	3.3%
Ameren Corp.	3.1%
National Grid PLC	3.1%
Evergy, Inc.	2.7%

Sector diversification[4,6]	(%)
Electric	43.5%
Midstream	12.9%
Railways	11.3%
Communications	7.5%
Gas Distribution	7.4%
Airports	6.6%
Marine Ports	3.5%
Toll Roads	3.1%
Environmental Services	2.3%
Other (includes short-term investments)	1.9%

Country diversification[4,6]	(%)
United States	57.6%
Canada	9.3%
Australia	3.5%
Japan	3.4%
United Kingdom	3.1%
India	2.6%
Mexico	2.5%
Italy	2.5%
Spain	2.3%
Other (includes short-term investments)	13.2%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.8%
Williams Cos., Inc.	4.1%
Entergy Corp.	4.0%
Union Pacific Corp.	4.0%
CSX Corp.	3.4%
American Tower Corp.	3.3%
Ameren Corp.	3.1%
National Grid PLC	3.1%
Evergy, Inc.	2.7%

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class R
Trading Symbol	CSURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$70	1.36%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 8.25% total return in the six months ended June 30, 2025, compared with the Linked Index,[1] which returned 9.30%, and the MSCI World Index - net, which returned 9.47%.

Security selection in the gas distribution sector contributed to relative performance compared with the Linked Index.[1] The timing of our investments in Sempra Energy was beneficial as the stock sold off sharply along with California electric utilities on wildfire news before partially recovering. Also, the portfolio was overweight Italgas, which outperformed amid favorable regulatory developments. Security selection in the communications sector further aided relative returns. An overweight position in satellite company SES benefited from increased demand for connectivity services and favorable spectrum allocations. Security selection in the marine ports sector further contributed to relative performance, benefiting from an overweight investment in Santos Brasil, which performed well, largely driven by currency appreciation, as Brazil was seen as a beneficiary of President Trump's trade war.

Security selection in the railways sector detracted from relative performance. The portfolio's overweight allocations to CSX Corporation and Canadian National Railway underperformed due to declining intermodal volumes and competitive pressures. Security selection in airports also detracted from relative returns, including an overweight position in Airports of Thailand, which struggled amid reduced passenger volumes. The position in the stock was subsequently eliminated. An underweight allocation and security selection within electric utilities additionally detracted, largely driven by an overweight investment in California-based PG&E, which underperformed due to environmental compliance costs and wildfire-related liabilities.

Top contributors	Top detractors
Gas Distribution	Railways
Communications	Airports
Marine Ports	Electric

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2025)
	1 Year	5 Years	10 Years
Class R2	15.94%	8.22%	6.41%
Linked Index[1]	17.03%	8.15%	6.80%
MSCI World Index - net	16.26%	14.55%	10.66%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 924,276,734
Holdings Count | shares	62
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$924,276,734
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate[3]	43%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.8%
Williams Cos., Inc.	4.1%
Entergy Corp.	4.0%
Union Pacific Corp.	4.0%
CSX Corp.	3.4%
American Tower Corp.	3.3%
Ameren Corp.	3.1%
National Grid PLC	3.1%
Evergy, Inc.	2.7%

Sector diversification[4,6]	(%)
Electric	43.5%
Midstream	12.9%
Railways	11.3%
Communications	7.5%
Gas Distribution	7.4%
Airports	6.6%
Marine Ports	3.5%
Toll Roads	3.1%
Environmental Services	2.3%
Other (includes short-term investments)	1.9%

Country diversification[4,6]	(%)
United States	57.6%
Canada	9.3%
Australia	3.5%
Japan	3.4%
United Kingdom	3.1%
India	2.6%
Mexico	2.5%
Italy	2.5%
Spain	2.3%
Other (includes short-term investments)	13.2%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.8%
Williams Cos., Inc.	4.1%
Entergy Corp.	4.0%
Union Pacific Corp.	4.0%
CSX Corp.	3.4%
American Tower Corp.	3.3%
Ameren Corp.	3.1%
National Grid PLC	3.1%
Evergy, Inc.	2.7%

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class Z
Trading Symbol	CSUZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 8.53% total return in the six months ended June 30, 2025, compared with the Linked Index,[1] which returned 9.30%, and the MSCI World Index - net, which returned 9.47%.

Security selection in the gas distribution sector contributed to relative performance compared with the Linked Index.[1] The timing of our investments in Sempra Energy was beneficial as the stock sold off sharply along with California electric utilities on wildfire news before partially recovering. Also, the portfolio was overweight Italgas, which outperformed amid favorable regulatory developments. Security selection in the communications sector further aided relative returns. An overweight position in satellite company SES benefited from increased demand for connectivity services and favorable spectrum allocations. Security selection in the marine ports sector further contributed to relative performance, benefiting from an overweight investment in Santos Brasil, which performed well, largely driven by currency appreciation, as Brazil was seen as a beneficiary of President Trump's trade war.

Security selection in the railways sector detracted from relative performance. The portfolio's overweight allocations to CSX Corporation and Canadian National Railway underperformed due to declining intermodal volumes and competitive pressures. Security selection in airports also detracted from relative returns, including an overweight position in Airports of Thailand, which struggled amid reduced passenger volumes. The position in the stock was subsequently eliminated. An underweight allocation and security selection within electric utilities additionally detracted, largely driven by an overweight investment in California-based PG&E, which underperformed due to environmental compliance costs and wildfire-related liabilities.

Top contributors	Top detractors
Gas Distribution	Railways
Communications	Airports
Marine Ports	Electric

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2025)
	1 Year	5 Years	10 Years
Class Z2	16.57%	8.75%	6.95%
Linked Index[1]	17.03%	8.15%	6.80%
MSCI World Index - net	16.26%	14.55%	10.66%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 924,276,734
Holdings Count | shares	62
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$924,276,734
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate[3]	43%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.8%
Williams Cos., Inc.	4.1%
Entergy Corp.	4.0%
Union Pacific Corp.	4.0%
CSX Corp.	3.4%
American Tower Corp.	3.3%
Ameren Corp.	3.1%
National Grid PLC	3.1%
Evergy, Inc.	2.7%

Sector diversification[4,6]	(%)
Electric	43.5%
Midstream	12.9%
Railways	11.3%
Communications	7.5%
Gas Distribution	7.4%
Airports	6.6%
Marine Ports	3.5%
Toll Roads	3.1%
Environmental Services	2.3%
Other (includes short-term investments)	1.9%

Country diversification[4,6]	(%)
United States	57.6%
Canada	9.3%
Australia	3.5%
Japan	3.4%
United Kingdom	3.1%
India	2.6%
Mexico	2.5%
Italy	2.5%
Spain	2.3%
Other (includes short-term investments)	13.2%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.8%
Williams Cos., Inc.	4.1%
Entergy Corp.	4.0%
Union Pacific Corp.	4.0%
CSX Corp.	3.4%
American Tower Corp.	3.3%
Ameren Corp.	3.1%
National Grid PLC	3.1%
Evergy, Inc.	2.7%